ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited)

Shares		June 30, 2025 Fair Value
	Investments in Securities - 116.21%
	Common Stocks - 113.60%
	Canada - 0.80%
	Transport - Rail - 0.80%
988,460	Canadian Pacific Kansas City	$78,355,224

	Total Canada (cost $76,093,927)	$78,355,224

	China - 4.16%
	Auto - Cars / Light Trucks - 0.86%
5,394,000	BYD Co Ltd, Class H	84,173,885

	B2B / E - Commerce - 0.87%
7,240,217	Full Truck Alliance Co Ltd ADR	85,506,963

	E - Commerce / Products - 1.58%
803,126	Alibaba Group Holding Ltd ADR	91,082,520
1,983,349	JD.com Inc ADR (a)	64,736,511

		155,819,031

	Real Estate Management / Services - 0.25%
1,367,350	KE Holdings Inc ADR	24,256,789

	Schools - 0.60%
1,082,071	New Oriental Education & Technology Group Inc ADR	58,377,730

	Total China (cost $314,496,316)	$408,134,398

	France - 12.20%
	Aerospace / Defense - Equipment - 12.20%
2,818,359	Airbus SE	586,434,702
1,880,204	Safran SA	608,932,674

	Total France (cost $611,382,632)	$1,195,367,376

	Germany - 9.57%
	Aerospace / Defense - 1.70%
375,393	MTU Aero Engines AG	166,215,094

	Athletic Footwear - 0.91%
384,275	adidas AG	89,291,525

	Machinery - Electric Utilities - 6.96%
5,926,456	Siemens Energy AG *	682,180,903

	Total Germany (cost $346,279,553)	$937,687,522

	Hong Kong - 0.63%
	Casino Hotels - 0.45%
10,109,000	Galaxy Entertainment Group Ltd	44,878,809

	E - Commerce / Services - 0.18%
1,083,300	Meituan, Class B *	17,291,400

	Total Hong Kong (cost $67,927,661)	$62,170,209

	Japan - 4.14%
	Audio / Video Products - 3.60%
13,681,500	Sony Group Corp	353,297,068

	Machinery - Electric Utilities - 0.54%
1,803,200	Hitachi Ltd	52,493,724

	Total Japan (cost $190,842,524)	$405,790,792

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2025 Fair Value

	Common Stocks - (continued)
	Netherlands - 0.21%
	Medical - Biomedical / Genetics - 0.21%
36,850	Argenx SE ADR	$20,312,457

	Total Netherlands (cost $13,446,523)	$20,312,457

	Taiwan - 5.65%
	Semiconductor Components - Integrated Circuits - 5.65%
2,445,695	Taiwan Semiconductor Manufacturing Co Ltd ADR (a)	553,925,461

	Total Taiwan (cost $232,909,700)	$553,925,461

	United States - 73.19%
	Aerospace / Defense - 1.44%
92,632	TransDigm Group Inc (a)	140,859,924

	Aerospace / Defense - Equipment - 1.21%
343,820	General Electric Co (a)	88,495,830
964,750	Standardaero Inc *	30,534,338

		119,030,168

	Applications Software - 4.01%
790,466	Microsoft Corp (a)	393,185,693

	Building Products - Air & Heating - 0.65%
602,963	Johnson Controls International PLC	63,684,952

	Building Products - Cement / Aggregate - 4.09%
395,724	Martin Marietta Materials Inc (a)	217,236,647
704,353	Vulcan Materials Co	183,709,349

		400,945,996

	Coatings / Paint - 0.52%
149,809	Sherwin-Williams Co	51,438,418

	Commercial Services - 1.60%
119,380	Cintas Corp	26,606,221
343,499	Quanta Services Inc (a)	129,870,102

		156,476,323

	Commercial Services - Finance - 0.89%
425,454	Block Inc * (a)	28,901,090
93,994	S&P Global Inc (a)	49,562,096
197,636	Toast Inc *	8,753,298

		87,216,484

	Computer Aided Design - 3.94%
744,002	Cadence Design Systems Inc * (a)	229,264,216
305,348	Synopsys Inc * (a)	156,545,813

		385,810,029

	Computer Data Security - 0.25%
247,241	Okta Inc * (a)	24,716,683

	Computers - 1.58%
1,265,743	Dell Technologies Inc, Class C	155,180,092

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2025 Fair Value

	Common Stocks - (continued)
	United States - (continued)
	E - Commerce / Products - 6.12%
2,734,649	Amazon.com Inc * (a)	$599,954,644

	E - Commerce / Services - 3.35%
1,176,877	Expedia Group Inc	198,515,612
1,387,397	Uber Technologies Inc *	129,444,140

		327,959,752

	Electric - Generation - 1.86%
563,294	Constellation Energy Corp	181,808,771

	Electric - Integrated - 1.09%
1,285,297	Entergy Corp	106,833,887

	Electronic Components - Semiconductors - 3.27%
1,346,630	Analog Devices Inc (a)	320,524,873

	Electronic Connectors - 1.33%
1,321,909	Amphenol Corp (a)	130,538,514

	Enterprise Software / Services - 3.21%
1,076,416	Oracle Corp	235,336,830
962,977	SS&C Technologies Holdings Inc (a)	79,734,496

		315,071,326

	Finance - Credit Card - 4.69%
372,670	Mastercard Inc, Class A (a)	209,418,180
704,669	Visa Inc, Class A (a)	250,192,728

		459,610,908

	Finance - Other Services - 1.61%
861,654	Intercontinental Exchange Inc (a)	158,087,659

	Gas - Distribution - 0.52%
1,267,672	NiSource Inc	51,137,888

	Independent Power Producer - 1.32%
669,863	Vistra Corp	129,826,148

	Internet Content - Entertainment - 7.16%
950,383	Meta Platforms Inc, Class A (a)	701,468,188

	Machinery - Electric Utilities - 0.44%
296,710	BWX Technologies Inc	42,744,043

	Medical - Biomedical / Genetics - 1.36%
884,572	Akero Therapeutics Inc *	47,200,762
2,819,331	BioCryst Pharmaceuticals Inc *	25,261,206
247,238	Insmed Inc *	24,882,032
419,586	Keros Therapeutics Inc *	5,601,473
826,698	Ultragenyx Pharmaceutical Inc * (a)	30,058,739

		133,004,212

	Medical - Drugs - 0.57%
2,226,067	ORIC Pharmaceuticals Inc *	22,594,580
1,147,095	PMV Pharmaceuticals Inc *	1,215,921
502,832	Rhythm Pharmaceuticals Inc * (a)	31,773,954

		55,584,455

	Private Equity - 0.27%
505,300	Carlyle Group Inc	25,972,420

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2025 Fair Value

	Common Stocks - (continued)
	United States - (continued)
	REITS - Diversified - 1.41%
209,129	American Tower Corp	$46,221,692
115,405	Equinix Inc (a)	91,801,215

		138,022,907

	Retail - Apparel / Shoes - 0.87%
172,982	Burlington Stores Inc *	40,242,532
349,230	Ross Stores Inc (a)	44,554,763

		84,797,295

	Retail - Building Products - 0.72%
319,752	Lowe’s Cos Inc (a)	70,943,376

	Retail - Major Department Store - 2.03%
1,611,317	TJX Companies Inc (a)	198,981,536

	Retail - Restaurants - 0.63%
491,999	Chipotle Mexican Grill Inc *	27,625,744
227,694	Yum! Brands Inc (a)	33,739,697

		61,365,441

	Semiconductor Equipment - 9.18%
466,589	KLA Corp (a)	417,942,431
4,067,314	Lam Research Corp (a)	395,912,346
953,390	Teradyne Inc	85,728,829

		899,583,606

	Total United States (cost $3,627,408,580)	$7,172,366,611

	Uruguay - 3.05%
	E - Commerce / Services - 3.05%
114,343	MercadoLibre Inc * (a)	$298,850,295

	Total Uruguay (cost $93,177,079)	$298,850,295

	Total Common Stocks (cost $5,573,964,495)	$11,132,960,345

	Short-Term Securities - 2.61%
	United States - 2.61%
256,260,240	Dreyfus Treasury Obligations Cash Management, Institutional Shares, 4.16% (a) (b)	$256,260,240

	Total United States (cost $256,260,240)	$256,260,240

	Total Short-Term Securities (cost $256,260,240)	$256,260,240

	Total Investments in Securities (cost $5,830,224,735) - 116.21%	$11,389,220,585

	Other Liabilities in Excess of Assets - (16.21%)	(1,589,026,205)

	Net Assets - 100.00%	$9,800,194,380

(a)	Partially or wholly held in a pledged account at the Custodian as collateral for securities sold, not yet purchased.
(b)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2025.
*	Non-income producing security.
ADR	American Depositary Receipt
REITS	Real Estate Investment Trusts

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

Investments in Securities - By Industry	June 30, 2025 Percentage of Net Assets (%)
Aerospace / Defense	3.14
Aerospace / Defense - Equipment	13.41
Applications Software	4.01
Athletic Footwear	0.91
Audio / Video Products	3.60
Auto - Cars / Light Trucks	0.86
B2B / E - Commerce	0.87
Building Products - Air & Heating	0.65
Building Products - Cement / Aggregate	4.09
Casino Hotels	0.45
Coatings / Paint	0.52
Commercial Services	1.60
Commercial Services - Finance	0.89
Computer Aided Design	3.94
Computer Data Security	0.25
Computers	1.58
E - Commerce / Products	7.70
E - Commerce / Services	6.58
Electric - Generation	1.86
Electric - Integrated	1.09
Electronic Components - Semiconductors	3.27
Electronic Connectors	1.33

Investments in Securities - By Industry	June 30, 2025 Percentage of Net Assets (%)
Enterprise Software / Services	3.21
Finance - Credit Card	4.69
Finance - Other Services	1.61
Gas - Distribution	0.52
Independent Power Producer	1.32
Internet Content - Entertainment	7.16
Machinery - Electric Utilities	7.94
Medical - Biomedical / Genetics	1.57
Medical - Drugs	0.57
Private Equity	0.27
Real Estate Management / Services	0.25
REITS - Diversified	1.41
Retail - Apparel / Shoes	0.87
Retail - Building Products	0.72
Retail - Major Department Store	2.03
Retail - Restaurants	0.63
Schools	0.60
Semiconductor Components - Integrated Circuits	5.65
Semiconductor Equipment	9.18
Short-term Securities	2.61
Transport - Rail	0.80

Total Investments in Securities	116.21%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited)

Notional Amount (USD)	Contracts		June 30, 2025 Fair Value
		Purchased Options - 10.15%
		Equity Options - 10.09%
		Equity Call Options - 7.43%
		Taiwan - 0.95%
		Semiconductor Components - Integrated Circuits - 0.95%
$ 549,100,000	27,455	Taiwan Semiconductor Manufacturing Co Ltd ADR, 09/19/2025, $200.00	$93,072,449

		Total Taiwan (cost $61,775,219)	$93,072,449

		United States - 6.48%
		Applications Software - 0.78%
543,928,000	12,362	Microsoft Corp, 08/15/2025, $440.00	76,520,780

		Auto - Cars / Light Trucks - 0.15%
638,514,000	16,803	Tesla Inc, 08/15/2025, $380.00	14,996,678

		Casino Hotels - 0.45%
67,028,500	19,151	Las Vegas Sands Corp, 09/19/2025, $35.00	17,618,920
141,832,000	17,729	Wynn Resorts Ltd, 09/19/2025, $80.00	26,948,080

			44,567,000

		Diversified Manufacturing Operations - 0.24%
196,938,000	14,067	3M CO, 09/19/2025, $140.00	23,069,880

		E - Commerce / Products - 0.68%
544,460,000	27,223	Amazon.com Inc, 08/15/2025, $200.00	65,743,545

		E - Commerce / Services - 1.62%
370,240,000	712	Booking Holdings Inc, 09/19/2025, $5,200.00	52,356,920
399,540,000	19,977	Doordash Inc, Class A, 09/19/2025, $200.00	106,027,927

			158,384,847

		Electronic Components - Semiconductors - 1.31%
247,450,000	19,796	NVIDIA Corp, 09/19/2025, $125.00	72,453,360
224,874,000	17,298	NVIDIA Corp, 09/19/2025, $130.00	56,218,500

			128,671,860

		Enterprise Software / Services - 0.71%
248,400,000	13,800	Oracle Corp, 10/17/2025, $180.00	61,755,000
200,709,000	6,921	Salesforce Inc, 09/19/2025, $290.00	7,699,613

			69,454,613

		Hotels & Motels - 0.54%
218,928,000	9,122	Hilton Worldwide Holdings Inc, 09/19/2025, $240.00	30,193,820
142,296,000	5,929	Marriott International Inc, Class A, 09/19/2025, $240.00	23,212,034

			53,405,854

		Total United States (cost $488,175,810)	$634,815,057

		Total Equity Call Options (cost $549,951,029)	$727,887,506

		Equity Put Options - 2.66%
		United States - 1.03%
		Growth & Income - Large Cap - 1.03%
2,815,395,000	51,189	SPDR S&P 500 ETF Trust, 10/31/2025, $550.00	34,399,008
3,421,600,000	61,100	SPDR S&P 500 ETF Trust, 12/19/2025, $560.00	66,293,500

			100,692,508

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited) (continued)

Notional Amount (USD)	Contracts			June 30, 2025 Fair Value
		Equity Put Options (continued)
		United States (continued)
		Sector Fund - Technology - 1.63%
$ 2,825,150,000	56,503	Invesco QQQ Trust Series 1, 12/19/2025, $500.00		$71,843,565
2,894,145,500	56,197	Invesco QQQ Trust Series 1, 12/19/2025, $515.00		88,425,980

				160,269,545

		Total United States (cost $327,091,486)		$260,962,053

		Total Equity Put Options (cost $327,091,486)		$260,962,053

		Total Equity Options (cost $877,042,515)		$988,849,559

		Currency Call Options - 0.06%
		United States - 0.06%
		Currency - 0.06%	Counterparty
299,709,997	299,709,997	USD / BRL, 12/19/2025, $6.00	Merrill Lynch Professional Clearing Corp	5,265,409
346,723,414	346,723,414	USD / CNH, 12/19/2025, $7.55	Merrill Lynch Professional Clearing Corp	393,480

		Total United States (cost $13,692,405)		$5,658,889

		Total Currency Call Options (cost $13,692,405)		$5,658,889

		Total Purchased Options (cost $890,734,920)		$994,508,448

ADR	American Depositary Receipt
BRL	Brazilian Real
CNH	Chinese Renminbi Yuan
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipts
USD	United States Dollar

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited) (concluded)

Purchased Options - By Industry	June 30, 2025 Percentage of Net Assets (%)
Applications Software	0.78
Auto - Cars / Light Trucks	0.15
Casino Hotels	0.45
Currency	0.06
Diversified Manufacturing Operations	0.24
E - Commerce / Products	0.68
E - Commerce / Services	1.62

Purchased Options - By Industry	June 30, 2025 Percentage of Net Assets (%)
Electronic Components - Semiconductors	1.31
Enterprise Software / Services	0.71
Growth & Income - Large Cap	1.03
Hotels & Motels	0.54
Sector Fund - Technology	1.63
Semiconductor Components - Integrated Circuits	0.95

Total Purchased Options	10.15%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

Shares		June 30, 2025 Fair Value
	Securities Sold, Not Yet Purchased - 41.94%
	Common Stocks - 41.94%
	Canada - 0.12%
	Enterprise Software / Services - 0.12%
395,386	Open Text Corp	$11,545,271
	Medical - Drugs - 0.00%
15,956	Canopy Growth Corp	19,466

	Total Canada (proceeds $14,122,357)	$11,564,737

	China - 1.46%
	Auto - Cars / Light Trucks - 0.39%
2,230,812	NIO Inc ADR	7,651,685
1,730,669	XPeng Inc ADR	30,944,362

		38,596,047

	Internet Content - Information / Networks - 0.80%
1,435,007	Bilibili Inc-Sponsored ADR	30,780,900
5,939,600	Kuaishou Technology	47,895,118

		78,676,018

	Metal Processors & Fabrication - 0.01%
2,322,097	China Zhongwang Holdings Ltd	496,958

	Retail - Drug Store - 0.03%
2,367,827	Ping An Healthcare and Technology Co Ltd	2,645,330

	Wireless Equipment - 0.23%
2,972,800	Xiaomi Corp, Class B	22,703,103

	Total China (proceeds $134,641,417)	$143,117,456

	France - 1.09%
	Computer Services - 0.52%
297,283	Capgemini SE	50,617,467

	REITS - Shopping Centers - 0.57%
593,079	Unibail-Rodamco-Westfield	56,488,515

	Total France (proceeds $92,839,131)	$107,105,982

	Germany - 0.18%
	Auto - Cars / Light Trucks - 0.18%
197,790	Bayerische Motoren Werke AG	17,519,985

	Total Germany (proceeds $17,389,490)	$17,519,985

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2025 Fair Value
	Common Stocks - (continued)
	Hong Kong - 0.09%
	Electric - Integrated - 0.09%
1,350,300	Power Assets Holdings Ltd	$8,678,043

	Total Hong Kong (proceeds $9,186,468)	$8,678,043

	India - 0.14%
	Computer Services - 0.14%
741,167	Infosys Ltd ADR	13,733,825

	Total India (proceeds $12,962,012)	$13,733,825

	Ireland - 1.28%
	Computer Services - 1.28%
420,323	Accenture PLC, Class A	125,630,341

	Total Ireland (proceeds $122,921,082)	$125,630,341

	Israel - 0.77%
	Auto / Truck Parts & Equipment - Original - 0.29%
1,565,021	Mobileye Global Inc, Class A	28,139,078

	Internet Applications Software - 0.48%
296,953	Wix.com Ltd	47,055,172

	Total Israel (proceeds $72,260,891)	$75,194,250

	Netherlands - 2.68%
	Semiconductor Equipment - 2.68%
328,826	ASML Holding NV	263,517,868

	Total Netherlands (proceeds $236,012,136)	$263,517,868

	Switzerland - 0.31%
	Medical - Drugs - 0.31%
247,120	Novartis AG ADR	29,903,991

	Total Switzerland (proceeds $19,923,938)	$29,903,991

	United Kingdom - 1.73%
	Electronic Components - Miscellaneous - 0.59%
791,164	nVent Electric PLC	57,952,763
	Electronic Components - Semiconductors - 1.14%
692,361	ARM Holdings PLC ADR	111,982,468

	Total United Kingdom (proceeds $145,561,717)	$169,935,231

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2025 Fair Value
	Common Stocks - (continued)
	United States - 32.09%
	Advertising Agencies - 0.69%
939,648	Omnicom Group Inc	$67,598,277

	Advertising Services - 0.51%
2,029,100	Interpublic Group of Cos Inc	49,672,368

	Apparel Manufacturers - 0.06%
1,331,335	Hanesbrands Inc	6,097,514

	Applications Software - 0.34%
547,450	Confluent Inc	13,647,929
445,029	Gitlab Inc	20,075,258

		33,723,187

	Auto - Cars / Light Trucks - 4.92%
5,343,367	Ford Motor Co	57,975,532
1,336,285	Tesla Inc	424,484,294

		482,459,826

	Beverages - Non-Alcoholic - 0.82%
1,284,793	Monster Beverage Corp	80,479,434

	Broadcasting Services / Programming - 0.07%
638,991	Warner Bros Discovery Inc	7,322,837

	Cable / Satellite TV - 1.09%
262,341	Charter Communications Inc, Class A	107,247,624

	Cellular Telecommunications - 1.36%
560,686	T-Mobile US Inc	133,589,046

	Commercial Banks - Southern US - 0.38%
1,581,541	Regions Financial Corp	37,197,844

	Commercial Services - Finance - 1.60%
653,728	Global Payments Inc	52,324,389
1,361,326	H&R Block Inc	74,723,184
395,385	PayPal Holdings Inc	29,385,013

		156,432,586

	Computer Data Security - 0.64%
272,139	Qualys Inc	38,880,499
300,144	Rapid7 Inc	6,942,331
498,309	Tenable Holdings Inc	16,832,878

		62,655,708

	Computer Services - 1.54%
520,199	Cognizant Technology Solutions Corp, Class A	40,591,128
237,293	Gartner Inc	95,918,576
321,411	Genpact Ltd	14,145,298

		150,655,002

	Computer Software - 0.34%
939,506	Dropbox Inc, Class A	26,869,872
273,220	Teradata Corp	6,095,538

		32,965,410

	Corp/Pref - High Yield - 1.02%
1,235,221	iShares iBoxx$ High Yield Corporate Bond ETF	99,620,574

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2025 Fair Value
	Common Stocks - (continued)
	United States - (continued)
	Data Processing / Management - 1.23%
65,981	Fair Isaac Corp	$120,610,629

	E - Commerce / Products - 0.20%
395,581	Etsy Inc	19,842,343

	E - Commerce / Services - 0.87%
345,305	Doordash Inc, Class A	85,121,136

	Electronic Components - Miscellaneous - 0.93%
222,403	Hubbell Inc	90,831,609

	Electronic Components - Semiconductors - 0.98%
198,496	Advanced Micro Devices Inc	28,166,582
824,895	GLOBALFOUNDRIES Inc	31,510,989
515,743	Microchip Technology Inc	36,292,835

		95,970,406

	Electronic Forms - 0.47%
118,674	Adobe Inc	45,912,597

	Enterprise Software / Services - 2.78%
672,488	Salesforce Inc	183,380,753
104,031	Veeva Systems Inc, Class A	29,958,847
247,239	Workday Inc	59,337,360

		272,676,960

	Food - Miscellaneous / Diversified - 1.59%
742,937	Conagra Brands Inc	15,207,920
939,570	General Mills Inc	48,679,122
1,970,707	Kraft Heinz Co	50,883,655
1,340,137	The Campbell’s Company	41,075,199

		155,845,896

	Hotels & Motels - 0.84%
645,523	Choice Hotels International Inc	81,903,958

	Internet Content - Entertainment - 0.18%
494,478	Pinterest Inc	17,731,981

	Investment Management / Advisory Services - 1.28%
197,693	Ares Management Corp	34,240,428
1,048,290	Franklin Resources Inc	25,001,717
681,598	T Rowe Price Group Inc	65,774,207

		125,016,352

	Medical - Biomedical / Genetics - 0.56%
196,830	Amgen Inc	54,956,904

	Medical - Drugs - 0.55%
350,490	Johnson & Johnson	53,537,348

	Real Estate Management / Services - 0.58%
487,282	Anywhere Real Estate Inc	1,763,961
679,637	CoStar Group Inc	54,642,815

		56,406,776

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2025 Fair Value
	Common Stocks - (continued)
	United States - (continued)
	REITS - Office Property - 1.05%
413,772	Brandywine Realty Trust	$1,775,082
458,300	BXP Inc	30,921,501
1,882,663	Douglas Emmett Inc	28,315,252
344,134	Hudson Pacific Properties Inc	942,927
845,732	Kilroy Realty Corp	29,017,065
192,848	SL Green Realty Corp	11,937,291

		102,909,118

	REITS - Storage - 0.52%
173,578	Public Storage	50,931,257

	Retail - Miscellaneous / Diversified - 0.08%
800,932	Sally Beauty Holdings Inc	7,416,630

	Retail - Perfume & Cosmetics - 0.53%
111,480	Ulta Beauty Inc	52,152,574

	Retail - Regional Department Store - 0.29%
1,408,686	Kohl’s Corp	11,945,657
1,430,680	Macy’s Inc	16,681,729

		28,627,386

	Telephone - Integrated - 0.78%
1,775,756	AT&T Inc	51,390,379
585,720	Verizon Communications Inc	25,344,104

		76,734,483

	Wireless Equipment - 0.42%
98,846	Motorola Solutions Inc	41,560,789

	Total United States (proceeds $3,251,867,872)	$3,144,414,369

	Total Common Stocks (proceeds $4,129,688,511)	$4,110,316,078

	Total Securities Sold, Not Yet Purchased (proceeds $4,129,688,511)	$4,110,316,078

ADR	American Depositary Receipt
REITS	Real Estate Investment Trusts

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

Securities Sold, Not Yet Purchased - By Industry	June 30, 2025 Percentage of Net Assets (%)
Advertising Agencies	0.69
Advertising Services	0.51
Apparel Manufacturers	0.06
Applications Software	0.34
Auto - Cars / Light Trucks	5.49
Auto / Truck Parts & Equipment - Original	0.29
Beverages - Non-Alcoholic	0.82
Broadcasting Services / Programming	0.07
Cable / Satellite TV	1.09
Cellular Telecommunications	1.36
Commercial Banks - Southern US	0.38
Commercial Services - Finance	1.60
Computer Data Security	0.64
Computer Services	3.48
Computer Software	0.34
Corp/Pref - High Yield	1.02
Data Processing / Management	1.23
E - Commerce / Products	0.20
E - Commerce / Services	0.87
Electric - Integrated	0.09
Electronic Components - Miscellaneous	1.52
Electronic Components - Semiconductors	2.12

Securities Sold, Not Yet Purchased - By Industry	June 30, 2025 Percentage of Net Assets (%)
Electronic Forms	0.47
Enterprise Software / Services	2.90
Food - Miscellaneous / Diversified	1.59
Hotels & Motels	0.84
Internet Applications Software	0.48
Internet Content - Entertainment	0.18
Internet Content - Information / Networks	0.80
Investment Management / Advisory Services	1.28
Medical - Biomedical / Genetics	0.56
Medical - Drugs	0.86
Metal Processors & Fabrication	0.01
Real Estate Management / Services	0.58
REITS - Office Property	1.05
REITS - Shopping Centers	0.57
REITS - Storage	0.52
Retail - Drug Store	0.03
Retail - Miscellaneous / Diversified	0.08
Retail - Perfume & Cosmetics	0.53
Retail - Regional Department Store	0.29
Semiconductor Equipment	2.68
Telephone - Integrated	0.78
Wireless Equipment	0.65

Total Securities Sold, Not Yet Purchased	41.94%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited)

Notional Amount (USD)	Maturity Date*		June 30, 2025 Unrealized Appreciation / Depreciation***

	Swap Contracts – 4.99%
	Total Return Swap Contracts - Appreciation – 5.84%
	Brazil – 0.01%
	Finance - Other Services – 0.01%
$65,511,223	1/30/2026	B3 SA - Brasil Bolsa Balcao	$1,048,304

Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of B3 SA - Brasil Bolsa Balcao in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.00%**.

	Total Brazil		$1,048,304

	Japan – 0.21%
	Audio / Video Products – 0.21%
(34,392,870)	3/4/2026	Sharp Corp	20,226,292

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Sharp Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Japan		$20,226,292

	Spain – 0.12%
	Building - Heavy Construction – 0.12%
29,369,227	2/26/2027	Cellnex Telecom SA	12,057,028

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Cellnex Telecom SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.

	Total Spain		$12,057,028

	Sweden – 0.04%
	Auto - Cars / Light Trucks – 0.04%
(7,998,922)	12/11/2026	Volvo Car AB, Class B	3,976,273

Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Volvo Car AB, Class B in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 3.00%**.

	Total Sweden		$3,976,273

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2024 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	Taiwan – 0.14%
	Electronic Components - Miscellaneous – 0.01%
$(6,488,194)	3/4/2026	AUO Corp	$1,241,243

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AUO Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.63%**.

	Power Conversion / Supply Equipment – 0.11%
40,056,189	3/4/2026	Delta Electronics Inc	10,622,148

Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Delta Electronics Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.25%**.

	Semiconductor Components - Integrated Circuits – 0.02%
(52,034,058)	3/4/2026	United Microelectronics Corp	1,798,846

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of United Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 4.00%**.

	Total Taiwan		$13,662,237

	United Kingdom – 1.35%
	Aerospace / Defense – 1.34%
144,516,781	12/11/2026	Rolls-Royce Holdings PLC	131,984,414

Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of Rolls-Royce Holdings PLC in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.

	Food - Retail – 0.01%
(15,192,763)	12/11/2026	Marks & Spencer Group PLC	716,460

Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$132,700,874

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2024 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	United States – 3.97%
	Private Equity – 0.79%
$49,301,209	3/4/2026	Carlyle Group Inc	$77,580,396

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Carlyle Group Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.

	Web Portals / ISP – 3.18%
372,975,627	3/4/2026	Alphabet Inc, Class A	311,422,847

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Alphabet Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.

	Total United States		$389,003,243

	Total Return Swap Contracts - Appreciation ****		$572,674,251

	Total Return Swap Contracts - Depreciation – 0.85%
	Australia – 0.08%
	Commercial Banks Non-US – 0.08%
(33,461,088)	12/23/2026	Commonwealth Bank of Australia	$7,984,023

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Commonwealth Bank of Australia in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Australia		$7,984,023

	Japan – 0.68%
	Office Automation & Equipment – 0.08%
(88,869,047)	3/4/2026	Canon Inc	7,111,408

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Canon Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

(26,327,434)	3/4/2026	Ricoh Company Ltd	1,084,748

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Ricoh Company Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

			8,196,156

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2025 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation (continued)
	Japan (continued)
	Photo Equipment & Supplies – 0.00%
$(8,923,626)	3/4/2026	Nikon Corp	$15,217

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Nikon Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Semiconductor Equipment – 0.60%
(64,870,660)	3/4/2026	Advantest Corp	31,260,382

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Advantest Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

(39,610,757)	3/4/2026	Lasertec Corp	7,269,147

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Lasertec Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

(242,145,081)	3/4/2026	Tokyo Electron Ltd	19,727,269

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Tokyo Electron Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

			58,256,798

	Total Japan		$66,468,171

	Taiwan – 0.04%
	Semiconductor Components - Integrated Circuits – 0.04%
(22,404,526)	3/4/2026	Novatek Microelectronics Corp	4,324,823

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Novatek Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 3.50%**.

	Total Taiwan		$4,324,823

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

Notional Amount (USD)	Maturity Date*		June 30, 2025 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation (continued)
	United Kingdom – 0.05%
	Cosmetics & Toiletries – 0.05%
$(46,257,026)	2/26/2027	Unilever PLC	$5,006,330

		Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Unilever PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.35%**.

	Total United Kingdom		$5,006,330

	Total Return Swap Contracts - Depreciation *****		$83,783,347

	Total Swap Contracts, net		$488,890,904

*	Per the terms of the executed swap agreement, no periodic payments are made. A single payment is made upon the maturity of the Total Return Swap Contracts.
**

The financing rate is made up of the Daily Fed Funds Effective Rate plus a variable rate. The Daily Fed Funds Effective Rate is the weighted average interest rate at which depository institutions (banks and credit unions) trade federal funds (balances held at Federal Reserve Banks) with each other overnight. The variable rate indicated is as of June 30, 2025.

***

The value of the Total Return Swap Contracts is the same as the unrealized appreciation/depreciation. For this reason the value has not been broken out separately. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts transactions.

****

Includes all Total Return Swap Contracts in an appreciated position. The unrealized appreciation of these contracts is included as part of Net unrealized appreciation on total return swap contracts in the Statement of Assets and Liabilities.

*****

Includes all Total Return Swap Contracts in a depreciated position. The unrealized depreciation amounts of these contracts is included as part of Net unrealized appreciation on total return swap contracts in the Statement of Assets and Liabilities.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

Swap Contracts - By Industry	June 30, 2025 Percentage of Net Assets (%)
Aerospace / Defense	1.34
Audio / Video Products	0.21
Auto - Cars / Light Trucks	0.04
Building - Heavy Construction	0.12
Commercial Banks Non-US	(0.08)
Cosmetics & Toiletries	(0.05)
Electronic Components - Miscellaneous	0.01
Finance - Other Services	0.01

Swap Contracts - By Industry	June 30, 2025 Percentage of Net Assets (%)
Food - Retail	0.01
Office Automation & Equipment	(0.08)
Photo Equipment & Supplies	0.00
Power Conversion / Supply Equipment	0.11
Private Equity	0.79
Semiconductor Components - Integrated Circuits	(0.02)
Semiconductor Equipment	(0.60)
Web Portals / ISP	3.18

Total Swap Contracts	4.99%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2025 (Unaudited)

1.	Fair Value Measurement

ACAP Strategic Fund (the “Fund”) follows ASC Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) for fair value measurement. ASC Topic 820 establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Over-the-counter financial derivative instruments, such as forward contracts and total return swaps, derive their values from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivative contracts that use valuation techniques and observable inputs as described above and in further detail below and have an appropriate level of market activity are categorized within Level 2 of the fair value hierarchy.

The Fund recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the nine months ended June 30, 2025.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased and the Schedule of Swap Contracts.

The following table summarizes the fair value of assets and liabilities by the ASC 820 fair value hierarchy levels as of June 30, 2025.

	Level 1	Level 2	Level 3	Balance June 30, 2025
Assets
Investment Securities
Common Stocks	$11,132,960,345	$-	$-	$11,132,960,345
Short-Term Securities	256,260,240	-	-	256,260,240
Purchased Options	988,849,559	5,658,889	-	994,508,448
Net Unrealized Appreciation on
Total Return Swap Contracts	-	488,890,904	-	488,890,904

Total Assets	$9,654,547,132	$463,561,308	$-	$10,118,108,440

Liabilities
Securities Sold, Not Yet Purchased Common Stocks	$4,110,316,078	$-	$-	$4,110,316,078

Total Liabilities	$4,110,316,078	$-	$-	$4,110,316,078

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2025 (Unaudited) (continued)

2.	Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the New York Stock Exchange in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Fund’s Board of Trustees (the “Board”).

Domestic and foreign exchange-traded equity securities (including listed warrants) traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their official closing price as reported on their primary exchange.

Domestic non-exchange traded equity securities are valued at their last reported price.

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above, as well as dividends on the reference equity security and accrued swap interest since the day of opening the position.

Fixed income, including convertible bonds, is generally valued using an evaluated bid price provided by an independent pricing agent. Evaluated bid prices provided by the pricing agent may be determined without exclusive reliance on quoted bid prices and may reflect factors such as relative credit information, observed market movements, sector news, maturity, reported trade frequencies and other market data. Money market instruments with a remaining maturity of 60 days or less may be valued at amortized cost (purchase price or last valuation, as applicable, adjusted for accretion of discount or amortization of premium) unless SilverBay Capital Management, LLC, investment adviser of the Fund (the “Adviser”) believes another valuation is more appropriate.

Options traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their last reported mid price as reported on such exchange(s). Non-exchange traded options and currency options are valued using a combination of observable inputs and models.

Forward contracts are traded on the over-the-counter market. Forward contracts are valued using observable inputs, such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts.

When market quotations are not readily available, if a market quotation is “stale”, or when the valuation methods mentioned above are not reflective of the fair value of an asset or a liability, fair value will be determined in good faith based on observable and unobservable inputs relevant to the valuation of the asset under the oversight of the Board (“Fair Value Determination”).

The Adviser monitors the continuing appropriateness of the valuation methodology being used for each security and other investment.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be subject to Fair Value Determination taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board. For the nine months ended June 30, 2025, no portfolio securities or liabilities were subject to Fair Value Determination.

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks

a.	Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated notional amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved.

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2025 (Unaudited) (continued)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

a.	Total Return Swaps (continued)

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return of other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market.

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss generally consists of the net amount of payments that the Fund contractually is entitled to receive and/or the termination value at the end of the contract, which may be different than the amounts recorded on the Statement of Assets and Liabilities. Total return swaps are non-income producing instruments.

The Fund’s total return swap contract counterparty is Morgan Stanley & Co., Inc.

At June 30, 2025, the net amount of the fair value of the above-mentioned investments was $488,890,904.

b.	Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including options on currencies. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded over-the-counter or on a securities exchange. These transactions involve risks consisting of counterparty credit risk and leverage risk.

At June 30, 2025, the fair value of the above-mentioned investments was $988,849,559.

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2025 (Unaudited) (continued)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

c.	Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Fund may enter into forward contracts for hedging and non-hedging purposes to pursue its investment objective. These contracts represent obligations to purchase or to sell a specified amount of currency at a future date and at a specified price agreed to by the parties at the time they enter into the contracts and allow the Fund to “lock in” the US dollar prices of securities. However, there may be an imperfect correlation between the securities being purchased or sold and the forward contracts entered into, and there is a risk that a counterparty will be unable or unwilling to fulfill its obligations under the forward contract.

At June 30, 2025, the Fund held no positions of the above-mentioned investments.

The Fund may also seek to hedge against the decline in the value of a currency or, to the extent applicable, to enhance returns, through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or over-the-counter markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

At June 30, 2025, the fair value of the currency options was $5,658,889.

4.	Federal Income Tax Information

During the year ended September 30, 2024, taxable gain differs from net increase in net assets resulting from operations primarily due to: (1) unrealized gain/(loss) from investment activities and foreign currency transactions, as investment gains and losses are not included in taxable income until they are realized; (2) deferred wash sales losses and loss deferrals on unsettled short positions; (3) net deferral of qualified late year losses; (4) deferred straddle losses; and (5) net operating losses.

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. As of September 30, 2024, the Fund had $856,578,922 of capital loss carryovers available to offset possible future capital gains. Under federal tax law, capital loss realized after October 31, 2023 and certain ordinary losses realized after December 31, 2023 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended September 30, 2024, the Fund incurred and elected to defer qualified late-year ordinary loss of $92,418,284.

As of September 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income:	$—
Undistributed long-term capital gains:	—
Accumulated realized capital and other losses:	(948,997,206)
Net unrealized appreciation/depreciation:	4,125,013,336
Other temporary differences:	(43,518,864)

Total	$3,132,497,266

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2025 (Unaudited) (continued)

4.	Federal Income Tax Information (continued)

As of June 30, 2025, the aggregate unrealized appreciation/depreciation and the aggregate cost of investment securities for tax purposes, including purchased options were as follows:

Excess of value over tax cost gross appreciation	$5,670,802,894

Excess of tax cost over value gross depreciation	(188,057,364)

Net unrealized appreciation	$5,482,745,530

5.	Subsequent Events

The Fund has determined that no material events or transactions occurred subsequent to June 30, 2025 that would require recognition or disclosure in the Fund’s “Schedule of Investments.”